Deferred taxes and contributions (Details 2) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Profit before income taxes	R$ 1,323,860	R$ 1,132,945
Statutory rate	34.00%	34.00%
Estimated expense at statutory rate	R$ (450,112)	R$ (385,201)
Provision Law 4,819/1958 – G0 (i)	(6,555)	(10,772)
Donations	(1,093)	(1,065)
Agreement with AAPS	(55,212)
Other differences	12,407	11,305
Income tax and social contribution	(500,565)	(385,733)
Current income tax and social contribution	(517,774)	(383,488)
Deferred income tax and social contribution	R$ 17,209	R$ (2,245)
Effective rate	38.00%	34.00%